Income Taxes - Schedule of Deferred Tax Expense Charged (Credited) to Income Statement (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Deferred income tax assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	$ (572)	$ (65)
Changes in deferred tax liability (asset) [abstract]
Through Profit (Loss)	369	519
Through OCI	(29)	18
Transfer	19	(30)
Sale of Steelmaking Coal Business		0
Ending balance	(931)	(572)
Deferred income tax liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	2,293	6,188
Changes in deferred tax liability (asset) [abstract]
Through Profit (Loss)	(204)	(533)
Through OCI	56	(117)
Transfer	19	(30)
Sale of Steelmaking Coal Business		(4,515)
Ending balance	2,460	2,293
Net operating loss and capital loss carryforwards | Deferred income tax assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(1,172)	(61)
Changes in deferred tax liability (asset) [abstract]
Through Profit (Loss)	562	536
Through OCI	(65)	66
Transfer	0	509
Sale of Steelmaking Coal Business		0
Ending balance	(1,669)	(1,172)
Net operating loss and capital loss carryforwards | Deferred income tax liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(2)	(652)
Changes in deferred tax liability (asset) [abstract]
Through Profit (Loss)	7	(140)
Through OCI	0	0
Transfer	0	509
Sale of Steelmaking Coal Business		1
Ending balance	(9)	(2)
Property, plant and equipment | Deferred income tax assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	814	167
Changes in deferred tax liability (asset) [abstract]
Through Profit (Loss)	(254)	(10)
Through OCI	39	(116)
Transfer	71	(521)
Sale of Steelmaking Coal Business		0
Ending balance	958	814
Property, plant and equipment | Deferred income tax liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	3,169	7,894
Changes in deferred tax liability (asset) [abstract]
Through Profit (Loss)	15	(166)
Through OCI	72	(112)
Transfer	(76)	(521)
Sale of Steelmaking Coal Business		(4,482)
Ending balance	3,006	3,169
Decommissioning and restoration provisions | Deferred income tax assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(127)	(167)
Changes in deferred tax liability (asset) [abstract]
Through Profit (Loss)	22	(77)
Through OCI	(4)	(2)
Transfer	(16)	39
Sale of Steelmaking Coal Business		0
Ending balance	(129)	(127)
Decommissioning and restoration provisions | Deferred income tax liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(1,183)	(1,167)
Changes in deferred tax liability (asset) [abstract]
Through Profit (Loss)	(113)	(13)
Through OCI	(13)	20
Transfer	0	39
Sale of Steelmaking Coal Business		(48)
Ending balance	(1,057)	(1,183)
Unrealized foreign exchange | Deferred income tax liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(41)	(75)
Changes in deferred tax liability (asset) [abstract]
Through Profit (Loss)	(10)	(41)
Through OCI	1	7
Transfer	0	0
Sale of Steelmaking Coal Business		0
Ending balance	(32)	(41)
Withholding taxes | Deferred income tax liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	151	116
Changes in deferred tax liability (asset) [abstract]
Through Profit (Loss)	(34)	(25)
Through OCI	8	(10)
Transfer	0	0
Sale of Steelmaking Coal Business		0
Ending balance	177	151
Inventories | Deferred income tax liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	193	161
Changes in deferred tax liability (asset) [abstract]
Through Profit (Loss)	51	(9)
Through OCI	0	1
Transfer	0	5
Sale of Steelmaking Coal Business		19
Ending balance	142	193
Other temporary differences (TDs) | Deferred income tax assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(87)	(4)
Changes in deferred tax liability (asset) [abstract]
Through Profit (Loss)	39	70
Through OCI	1	70
Transfer	(36)	(57)
Sale of Steelmaking Coal Business		0
Ending balance	(91)	(87)
Other temporary differences (TDs) | Deferred income tax liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	6	(89)
Changes in deferred tax liability (asset) [abstract]
Through Profit (Loss)	(120)	(139)
Through OCI	(12)	(23)
Transfer	95	(62)
Sale of Steelmaking Coal Business		(5)
Ending balance	$ 233	$ 6